Share-based Compensation (Summary Of Stock-Based Compensation) (Schedule and Footnotes) (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 € / shares shares	Dec. 31, 2014 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	$ 257.2	$ 302.5	$ 112.4
Continuing operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	257.2	300.7	110.1
Discontinued operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	0.0	1.8	2.3
Operating Expense [Member] | Continuing operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	7.6	12.1	8.5
Selling, General and Administrative Expenses [Member] | Continuing operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	249.6	288.6	101.6
Liberty Global [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	229.6	241.5	79.0
Telenet [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		32.7	12.6
Telenet [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding (in shares) | shares				87,529	87,529
Telenet [Member] | Performance Shares [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding (in shares) | shares				565,000	565,000
Awards outstanding (in EUR/USD per share) | (per share)				€ 37.43	$ 45.29
Telenet [Member] | Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		6.2
Awards outstanding (in shares) | shares				1,082,322	1,082,322
Awards outstanding (in EUR/USD per share) | (per share)				€ 27.17	$ 32.88
Performance Shares [Member] | Liberty Global [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	129.9	58.6	33.0
Other share-based incentive awards [Member] | Liberty Global [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	99.7	182.9	46.0
Share-based incentive awards [Member] | Telenet [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	14.6	56.5	31.2
Other [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	13.0	4.5	$ 2.2
Virgin Media Replacement Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	55.8	$ 134.3
Virgin Media Replacement Awards [Member] | Operating Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	$ 80.1